Dividends Payable - Schedule of Approved Dividends Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Approved Dividends Per Share [Abstract]
Approved dividends	$ 1,074,617	$ 458,165
Number of outstanding shares of share capital– ordinary shares	2,218,116,370	2,218,116,370
Dividends per share - US$	$ 0.48	$ 0.21